Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Gross gains on sales of securities	$ 6,000	$ 4,078		$ 5,433		$ 44,787	[1]
Gross losses on sales of securities		(1,193)		0		(8,623)
Net gain/(loss) on sales of securities		2,885	[2]	5,433	[2]	36,164	[2]
Venture capital investments		0	[3]	(4,700)	[3]	0	[3]
Net other than temporary impairment ("OTTI") recorded		(1,125)	[4]	(40)	[4]	0
Total securities gain/ (loss), net		1,760		693		36,164
Proceeds from Sale of Available-for-sale Securities		63,787		47,536		495,095
Visa Class B Shares [Member]
Gross gains on sales of securities						$ 35,100

[1]	2011 includes $35.1 million related to sale of Visa Class B shares.
[2]	Proceeds from sales during 2013, 2012 and 2011 were $63.8 million, $47.5 million and $495.1 million respectively.
[3]	Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.
[4]	OTTI recorded in 2013 and 2012 is related to equity securities.